Balance Sheet Details (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Details [Line Items]
Estimated useful lives	15 years	15 years
Amortization expense related to intangible assets		$ 36,812
Cost of revenue	$ 171,000	31,000
Selling, general, and administrative expenses	31,000	6,000	$ 1,300,000
Impairment charge	$ 2,300,000	14,700,000
Impairment charge of long-lived assets		$ 3,500,000
Weighted-average remaining amortization period	14 years 25 days	13 years 6 months
Indefinite life intangible assets	$ 8,700,000	$ 9,300,000
Impairment of goodwill	5,200,000	267,000
Product Rights Intangible Asset [Member]
Balance Sheet Details [Line Items]
Impairment charge	2,300,000
Other Intangible Assets [Member]
Balance Sheet Details [Line Items]
Impairment charge	2,300,000
ENTADFI [Member]
Balance Sheet Details [Line Items]
Amortization expense related to intangible assets		37,000
Impairment charge of long-lived assets		3,300,000
Product Rights Intangible Asset [Member]
Balance Sheet Details [Line Items]
Amortization expense related to intangible assets		31,213
Impairment charge		14,600,000
Fixed Assets [Member]
Balance Sheet Details [Line Items]
Impairment charge	$ 18,000	$ 100,000
Proclarix [Member]
Balance Sheet Details [Line Items]
Estimated useful lives	15 years
ENTADFI [Member]
Balance Sheet Details [Line Items]
Estimated useful lives	6 years	6 years
Amortization expense related to intangible assets	$ 202,000
Impairment charge		$ 14,700,000
Impairment charge of long-lived assets	$ 1,000,000	$ 3,300,000
Proteomedix [Member]
Balance Sheet Details [Line Items]
Estimated useful lives		15 years